Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets by Major Class

Intangible assets consist of the following:

	Patents and Trademarks	Licenses	Accumulated Amortization	Total
Balance as of January 1, 2017	$3,676	$1,301,500	$(341,331)	$963,845
Amortization expense	-	-	(74,895)	(74,895)
Balance as of December 31, 2017	3,676	1,301,500	(416,226)	888,950
Amortization expense	-	-	(74,891)	(74,891)
Balance as of December 31, 2018	$3,676	$1,301,500	$(491,117)	$814,059
Weighted average remaining amortization period at December 31, 2018 (in years)	2.0	10.9

Schedule of Finite Lived Intangible Assets Amortization Expenses

Amortization of intangible assets consists of the following:

	Patents and Trademarks	Licenses	Accumulated Amortization
Balance as of January 1, 2017	$2,208	$339,123	$341,331
Amortization expense	368	74,527	74,895
Balance as of December 31, 2017	2,576	413,650	416,226
Amortization expense	368	74,523	74,891
Balance as of December 31, 2018	$2,944	$488,173	$491,117